9001 P1 02/22

SUPPLEMENT DATED FEBRUARY 16, 2022

TO THE PROSPECTUS

DATED APRIL 6,2021

OF

FRANKLIN ONCHAIN U.S. GOVERNMENT MONEY FUND

(a series Franklin Templeton Trust)

The Prospectus is amended as follows:

I. The ticker table on the Fund Summary front cover is replaced as follows:

TICKER: FOBXX

II. All references to FOCGX in the Fund Summary and Prospectus are replaced with FOBXX.

Please keep this supplement with your Prospectus for future reference.

9001 SA1 02/22

SUPPLEMENT DATED FEBRUARY 16, 2022

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 6,2021

OF

FRANKLIN ONCHAIN U.S. GOVERNMENT MONEY FUND

(a series Franklin Templeton Trust)

The Statement of Additional Information (SAI) is amended as follows:

I. The ticker table on the SAI front cover is replaced as follows:

TICKER: FOBXX

II. All references to FOCGX in the SAI are replaced with FOBXX.

Please keep this supplement with your Prospectus for future reference.